Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Below is information about the relationship between executive compensation actually paid (“CAP”) to our Named Executive Officers and our financial performance, as prepared in accordance with SEC rules. CAP is an amount calculated using methodology prescribed by SEC rules and differs from the compensation actually received by our Named Executive Officers and the compensation decisions described in the CD&A section above. For purposes of the Peer Group Total Stockholder Return column of the Pay Versus Performance Table, we have used the Standard & Poor’s 500 Index and Alerian Midstream Energy Index, which we also use for purposes of the Stock Performance Graph in our annual report on Form 10 K.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Total Stockholder Return	Peer Group Total Stockholder Return(4)	Net Income (in millions)	Adjusted EBITDA (in millions)(5)
2024	$9,045,802	$41,721,736	$2,877,021	$10,101,501	280.16	143.52 196.66	$354	$969
2023	$7,971,250	$6,638,368	$2,168,051	$1,838,105	148.29	114.82 136.19	$384	$924
2022	$6,824,382	$8,597,154	$1,797,738	$2,215,617	141.56	90.94 118.56	$370	$830
2021	$6,493,954	$8,553,120	$3,073,059	$3,842,225	117.18	111.07 97.63	$307	$768

(1)
The following table sets forth the adjustments (i.e., amounts deducted and added) made to the PEO’s Summary Compensation Table Total to determine the CAP to the Principal Executive Officer (“PEO”) for 2024. The valuation methodology (including assumptions) used to determine the fair value of restricted stock unit awards for purposes of determining the CAP to the PEO is the same as set forth in footnote 2 to the Summary Compensation Table. For performance share awards, the grant date fair value of awards used for Summary Compensation Table calculations assumes target performance. To determine the year-end fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year end date. We have also recalculated the fair value of the Total Stockholder Return component of the performance share awards at each fiscal year end date.

Summary Compensation Table (SCT) Total for PEO	Less Reported SCT Stock Award Value	Plus 12/31/24 Fair Value (FV) of Awards Granted in Fiscal Year	Plus Change in FV of Awards Granted Prior to 2024, Unvested as of 12/31/24	Plus Change in FV of Awards Granted Prior to 2024 that Vested in Fiscal Year	Compensation Actually Paid to PEO
$9,045,802	($6,192,904)	$17,773,076	$20,622,093	$473,670	$41,721,736

(2)	For each year indicated, our non-PEO NEOs were:

2024	Jeffrey Jewell Christopher Zona Wendy Ellis Melissa Cox
2023	Jeffrey Jewell Christopher Zona Wendy Ellis Melissa Cox
2022	Jeffrey Jewell Christopher Zona Wendy Ellis Melissa Cox Richard Redmond, Jr.
2021	Jeffrey Jewell Christopher Zona Richard Redmond, Jr. Wendy Ellis

(3)
The following table sets forth the calculation of the average CAP to non-PEO Named Executive Officers and the adjustments (i.e., amounts deducted and added) made to the Summary Compensation Table Total of the relevant NEOs to determine the average CAP to the relevant Named Executive Officers for 2024. The valuation methodology (including assumptions) used to determine the fair value of equity awards for purposes of determining the average CAP to the Named Executive Officers is the same as set forth in footnote 2 to the Summary Compensation Table. For performance share awards, the grant date fair value of awards used for Summary Compensation Table calculations assumes target performance. To determine the year-end fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year end date. We have also recalculated the fair value of the Total Stockholder Return component of the performance share awards at each fiscal year end date.

Summary Compensation Table (SCT) Total for Non- PEO NEOs	Less Reported SCT Stock Award Value	Plus 12/31/24 Fair Value (FV) of Awards Granted in Fiscal Year	Plus Change in FV of Awards Granted Prior to 2024, Unvested as of 12/31/24*	Plus Change in FV of Awards Granted Prior to 2024 that Vested in Fiscal Year*	Compensation Actually Paid to Non-PEO NEOs
$2,877,021	($1,642,239)	$4,197,651	$4,514,751	$154,317	$10,101,501

(4)
For purposes of our Peer Group Total Stockholder Return column of the Pay Versus Performance Table, we have used the Standard & Poor’s 500 Index (first number) and Alerian Midstream Energy Index (“AMNA Index”) (second number), which we also use for purposes of the Stock Performance Graph in our annual report on Form 10-K. We believe the AMNA Index is meaningful because it is an independent, objective view of the performance of similarly sized midstream energy companies.

(5)
For 2024 and 2023, adjusted EBITDA reflected Company operating earnings before expenses for interest, taxes, depreciation and amortization, gains or losses from financing activities and includes the proportional share of net income (excluding interest, taxes, depreciation and amortization) from our equity method investees and excludes the proportional share of depreciation and amortization attributable to minority interests in our consolidated subsidiaries.

For 2022, adjusted EBITDA reflected Company operating earnings before expenses for interest, taxes, depreciation and amortization, gains or losses from financing activities and includes the proportional share of net income (excluding taxes, depreciation and amortization from our equity method investees) and excludes the proportional share of depreciation and amortization attributable to minority interests in our consolidated subsidiaries. If adjusted EBITDA for 2022 was calculated in the same manner as 2024 and 2023, the result would have been $841 million.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote
(2)	For each year indicated, our non-PEO NEOs were:

2024	Jeffrey Jewell Christopher Zona Wendy Ellis Melissa Cox
2023	Jeffrey Jewell Christopher Zona Wendy Ellis Melissa Cox
2022	Jeffrey Jewell Christopher Zona Wendy Ellis Melissa Cox Richard Redmond, Jr.
2021	Jeffrey Jewell Christopher Zona Richard Redmond, Jr. Wendy Ellis

Peer Group Issuers, Footnote
(4)
For purposes of our Peer Group Total Stockholder Return column of the Pay Versus Performance Table, we have used the Standard & Poor’s 500 Index (first number) and Alerian Midstream Energy Index (“AMNA Index”) (second number), which we also use for purposes of the Stock Performance Graph in our annual report on Form 10-K. We believe the AMNA Index is meaningful because it is an independent, objective view of the performance of similarly sized midstream energy companies.

PEO Total Compensation Amount	$ 9,045,802	$ 7,971,250	$ 6,824,382	$ 6,493,954
PEO Actually Paid Compensation Amount	$ 41,721,736	6,638,368	8,597,154	8,553,120
Adjustment To PEO Compensation, Footnote
(1)
The following table sets forth the adjustments (i.e., amounts deducted and added) made to the PEO’s Summary Compensation Table Total to determine the CAP to the Principal Executive Officer (“PEO”) for 2024. The valuation methodology (including assumptions) used to determine the fair value of restricted stock unit awards for purposes of determining the CAP to the PEO is the same as set forth in footnote 2 to the Summary Compensation Table. For performance share awards, the grant date fair value of awards used for Summary Compensation Table calculations assumes target performance. To determine the year-end fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year end date. We have also recalculated the fair value of the Total Stockholder Return component of the performance share awards at each fiscal year end date.

Summary Compensation Table (SCT) Total for PEO	Less Reported SCT Stock Award Value	Plus 12/31/24 Fair Value (FV) of Awards Granted in Fiscal Year	Plus Change in FV of Awards Granted Prior to 2024, Unvested as of 12/31/24	Plus Change in FV of Awards Granted Prior to 2024 that Vested in Fiscal Year	Compensation Actually Paid to PEO
$9,045,802	($6,192,904)	$17,773,076	$20,622,093	$473,670	$41,721,736

Non-PEO NEO Average Total Compensation Amount	$ 2,877,021	2,168,051	1,797,738	3,073,059
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,101,501	1,838,105	2,215,617	3,842,225
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table sets forth the calculation of the average CAP to non-PEO Named Executive Officers and the adjustments (i.e., amounts deducted and added) made to the Summary Compensation Table Total of the relevant NEOs to determine the average CAP to the relevant Named Executive Officers for 2024. The valuation methodology (including assumptions) used to determine the fair value of equity awards for purposes of determining the average CAP to the Named Executive Officers is the same as set forth in footnote 2 to the Summary Compensation Table. For performance share awards, the grant date fair value of awards used for Summary Compensation Table calculations assumes target performance. To determine the year-end fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year end date. We have also recalculated the fair value of the Total Stockholder Return component of the performance share awards at each fiscal year end date.

Summary Compensation Table (SCT) Total for Non- PEO NEOs	Less Reported SCT Stock Award Value	Plus 12/31/24 Fair Value (FV) of Awards Granted in Fiscal Year	Plus Change in FV of Awards Granted Prior to 2024, Unvested as of 12/31/24*	Plus Change in FV of Awards Granted Prior to 2024 that Vested in Fiscal Year*	Compensation Actually Paid to Non-PEO NEOs
$2,877,021	($1,642,239)	$4,197,651	$4,514,751	$154,317	$10,101,501

Compensation Actually Paid vs. Total Shareholder Return
For purposes of our Peer Group Total Stockholder Return, we have used both the Standard & Poor’s 500 Index and AMNA Index. We use both indices for purposes of the Stock Performance Graph in our annual report on Form 10-K. We believe the AMNA Index is meaningful because it is an independent, objective view of the performance of similarly sized midstream energy companies. The Total Stockholder Return values are measured from July 1, 2021, the date that DT Midstream became an independent, publicly traded company.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
For purposes of our Peer Group Total Stockholder Return, we have used both the Standard & Poor’s 500 Index and AMNA Index. We use both indices for purposes of the Stock Performance Graph in our annual report on Form 10-K. We believe the AMNA Index is meaningful because it is an independent, objective view of the performance of similarly sized midstream energy companies. The Total Stockholder Return values are measured from July 1, 2021, the date that DT Midstream became an independent, publicly traded company.

Tabular List, Table
Tabular List
The following tabular list sets forth those measures, which, in our assessment, represent the three financial performance measures and the three non-financial performance measures that we use to link the compensation paid to our Named Executive Officers for fiscal year 2024 to Company performance.

Financial Performance Measures
Adjusted EBITDA
Leverage Ratio
Relative TSR
Non-Financial Performance Measures
Business Development
Operating Performance
OSHA Recordable Incident Rate

Total Shareholder Return Amount	$ 280.16	148.29	141.56	117.18
Peer Group Total Shareholder Return Amount	196.66	136.19	118.56	97.63
Net Income (Loss)	$ 354,000,000	$ 384,000,000	$ 370,000,000	$ 307,000,000
Company Selected Measure Amount	969,000,000	924,000,000	830,000,000	768,000,000
Peer Group Total Shareholder Return Amount, Standard & Poor's 500 Index	$ 143.52	$ 114.82	$ 90.94	$ 111.07
Adjusted EBITDA If Calculated in the Same Manner as Current Year			$ 841,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Leverage Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Business Development
Measure:: 5
Pay vs Performance Disclosure
Name	Operating Performance
Measure:: 6
Pay vs Performance Disclosure
Name	OSHA Recordable Incident Rate
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,192,904)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,773,076
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,622,093
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	473,670
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,642,239)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,197,651
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,514,751
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 154,317